OCM LUXEMBOURG OPPS X S.A R.L. ABS-15G

Exhibit 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

DELOITTE LLP DRAFT ASSET AGREED UPON PROCEDURES REPORT

This draft is furnished solely for the purpose of indicating the form of report that we would expect to be able to furnish the Issuer, the Mortgage Lenders, the Arranger and the Managers in response to their request, the matters expected to be covered in the report, and the nature of the procedures that we would expect to carry out with respect to such matters. Based on our discussions with the Issuer, the Mortgage Lenders, the Arranger and the Managers, it is our understanding that the procedures outlined in this draft report are those they wish us to follow. In the absence of any discussions with the Managers, we have set out in this draft report those procedures referred to in the draft acknowledgement letter (of which we have been furnished a copy) that we are willing to follow. Unless the Managers inform us otherwise, we shall assume that there are no additional procedures they wish us to follow. The text of the report itself will depend, of course, on the results of the procedures, which we would not expect to complete until shortly before the report is given and in no event before the cut-off date indicated therein.

The Board of Directors of

Retiro Mortgage Securities Designated Activity Company

3rd Floor Fleming Court

Fleming's Place

Dublin 4

Ireland

(the “Issuer”)

The Board of Directors of

Menorca Debt Holdings Designated Activity Company

Ground Floor

27 Merrion Square

Dublin 2

Ireland

(“MDH DAC”)

The Board of Directors of

Formentera Debt Holdings Designated Activity Company

Ground Floor

27 Merrion Square

Dublin 2

Ireland

(“FDH DAC”)

The Board of Directors of

Resdev Spanish Opportunities Debtco Designated Activity Company

Ground Floor

27 Merrion Square

Dublin 2

Ireland

(“RSOD DAC”)

The Board of Directors of

Spanish Residential Opportunities Designated Activity Company

Ground Floor

27 Merrion Square

Dublin 2

Ireland

(“SRO DAC”, and together with MDH DAC, FDH DAC and RSOD DAC the “Mortgage Lenders”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

2 March 2021

Dear Sirs/Madams,

PROPOSED ISSUE BY RETIRO MORTGAGE SECURITIES DESIGNATED ACTIVITY COMPANY OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Mortgage Lenders, the Arranger and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of reporting on certain characteristics of certain residential mortgages (the “Loan Pool”) and properties (the “REO Pool”). This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Mortgage Lenders, the Arranger and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Mortgage Lenders, the Arranger and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Mortgage Lenders, the Arranger and the Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Mortgage Lenders, the Arranger and the Managers.

The procedures that we performed and our findings are as follows:

Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “ Asset Agreed Upon Procedures”).

The Arranger on behalf of the Issuer provided us with a data file ‘Albarino_Tape_Mar20.xlsb’ (the “First Pool Run”) containing information for each of the 4,118 loan IDs and 4,806 REO IDs in the Loan Pool and REO Pool as at 31 March 2020. Two random samples, one of 444 loans (the “Loan Sample”) and one of 447 properties (“REOs”)(the “REO Sample” and together with the Loan Sample, the “Samples”), were selected from the First Pool Run using the sampling approach below.

The Arranger on behalf of the Issuer then provided us with the data files ‘Borrower names 444 loans.xlsx’, ‘Prinex IDs – REOs.xlsx’, ‘Mapping Borrower ID - Cobra VF.xlsx’ and ‘Originator list.msg’ (together with the First Pool Run, the “Sample Pool”) containing additional information for each loan and REO in the Samples as at 31 August 2021 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during August and September 2020.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

Agreed upon procedures

The procedures we have undertaken, set out in paragraphs 1.1 to 2.10 under the Agreed upon Procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures comprised of: the mortgage public deed, nota simple, original valuation report, judicial document, Land Registry record, data files ‘UW Datatape Tambo.xlsb’, ‘UW Datatape Normandia.xlsx’, ‘2.5 Project_Wind_BO_Master_datatape_v3.xlsx’, ‘Project Granada_Friendly DataTape 30 June (v2).xlsx’ and ‘Toledo_Data Tape_Phase 2.xlsx’ (together, the “vendor VDR tapes”) and the Cobra, Prinex, Power BI and Cloudestate loan systems (together, the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

1.	Agreed upon procedures – Loans

For each loan in the Loan Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purpose of this report, the failure of a single attribute is termed an error.

1.1	Current balance

For each loan in the Loan Sample, we have confirmed whether the current balance shown on the Sample Pool agreed to that shown on the System, as the Cut-off Date. We found the current balance agreed to the System as at the Cut-off Date, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.2	Arrears balance

For each loan in the Loan Sample, we have confirmed whether the arrears balance shown in the Sample Pool agreed to that shown on the System, as at the Cut-off Date. We found the arrears balance agreed to the System as at the Cut-off Date, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.3	Current monthly due amount

For each loan in the Loan Sample, we have confirmed whether the current monthly due amount shown on the Sample Pool agreed to that shown on the System. We found the current monthly due amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.4	Current interest rate

For each loan in the Loan Sample, we have confirmed whether the current interest rate shown on the Sample Pool agreed to that shown on the System. We found the current interest rate agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.5	Sub-status (loan)

For each loan in the Loan Sample, we have confirmed whether the sub-status shown on the Sample Pool agreed to that shown on the System. We found the sub-status agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.6	Restructure flag

For each loan in the Loan Sample, we have confirmed whether the restructure flag shown on the Sample Pool agreed to that shown on the System. We found the restructure flag agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.7	Last 12 months received amount

For each loan in the Loan Sample, we have confirmed whether the last 12 months received amount shown on the Sample Pool agreed to that shown on the System. We found the 12 months received amounts agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.8	Borrower type (individual / company)

For each loan in the Loan Sample, we have confirmed whether the borrower type shown on the Sample Pool agreed to that shown on the mortgage public deed or nota simple. We found the borrower type agreed to the mortgage public deed or nota simple, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.9	Original balance amount (Euro)

For each loan in the Loan Sample, we have confirmed whether the original balance amount shown on the Sample Pool agreed to that shown on the mortgage public deed, nota simple, vendor VDR tapes or System. We found the original balance amount agreed to one of the above source documents, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

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1.10	Originator name

For each loan in the Loan Sample, we have confirmed whether the originator name shown on the Sample Pool agreed to that shown on the mortgage public deed or nota simple. We found the originator name agreed to the mortgage public deed or nota simple, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.11	Loan maturity date

For each loan in the Loan Sample, we have confirmed whether the loan maturity date shown on the Sample Pool agreed to that shown on the mortgage public deed, nota simple or vendor VDR tapes, to within 1 month. We found the loan maturity date agreed to the mortgage public deed, nota simple or vendor VDR tapes, to within 1 month, except for 2 cases.

Deloitte reference	Description of exception
177	Sample Pool = ND, source documents = 31/12/2041
427	Sample Pool = ND, source documents = 25/04/2012

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.12	Primary Borrower Name

For each loan in the Loan Sample, we have confirmed whether the primary borrower name shown on the Sample Pool agreed to the name of any one of the borrowers shown on the mortgage public deed, judicial document or nota simple. We found the borrower name agreed to one of the above source documents, except for 1 case.

Deloitte reference	Description of exception
114	Sample Pool does not match source documents

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.13	Completion Date

For each loan in the Loan Sample, we have confirmed whether the completion date shown on the Sample Pool agreed to that shown on the System. We found the completion date agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.14	Currency

For each loan in the Loan Sample, we have confirmed whether the currency shown on the Sample Pool agreed to that shown on the System. We found the currency agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.15	Index name

For each loan in the Loan Sample, we have confirmed whether the index name shown on the Sample Pool agreed to that shown on the System. We found the index name agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.16	Payment Frequency

For each loan in the Loan Sample, we have confirmed whether the payment frequency shown on the Sample Pool agreed to that shown on the System. We found the payment frequency agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.17	Amortisation type

For each loan in the Loan Sample, we have confirmed whether the amorisation type shown on the Sample Pool agreed to that shown on the System. We found the amorisation type agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.18	Loan Margin

For each loan in the Loan Sample, we have confirmed whether the loan margin shown on the Sample Pool agreed to that shown on the System. We found the loan margin agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.19	Lien

For each loan flagged in the Loan Sample as first charge, we have confirmed the originator or Mortgage Lender held the first charge as shown on the mortgage public deed, Land Registry record or nota simple. For each loan flagged in the Loan Sample as second or subsequent charge, we have confirmed the originator or Mortgage Lender held either a second or a subsequent charge, as shown on the mortgage public deed, Land Registry record or nota simple. We found the charge ranking agreed to the nota simple, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.20	Underwritten valuation amount

For each loan in the Loan Sample, we have confirmed whether the underwritten valuation amount shown on the Sample Pool agreed to that shown on the System. We found the underwritten valuation amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.21	Underwritten valuation date

For each loan in the Loan Sample, we have confirmed whether the underwritten valuation date shown on the Sample Pool agreed to that shown on the System. We found the underwritten valuation date agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.22	Property Address

For each loan in the Loan Sample, we have confirmed the property address shown on the Sample Pool agreed to that shown on the original valuation report, mortgage public deed, nota simple or vendor VDR tapes. We found each property address agreed to the above source documents, except for 7 cases.

Deloitte reference	Description of exception
46	Sample Pool does not match source documents
47	Sample Pool does not match source documents
56	Sample Pool does not match source documents
71	Sample Pool does not match source documents
89	Sample Pool does not match source documents
91	Property A: Sample Pool does not match source documents Property B: Sample Pool does not match source documents
172	Sample Pool does not match source documents

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.23	Original valuation amount

For each loan in the Loan Sample, we have confirmed whether the original valuation amount shown on the Sample Pool agreed to that shown on the original valuation report, nota simple, mortgage public deed or vendor VDR tapes, to within €7. For the 4 loans we found with missing or incomplete data or documentation, we confirmed that the original valuation amount shown on the Sample Pool agreed to that shown on the System. We found the original valuation amount agreed to one of the above source documents, to within €7, or to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.24	Original valuation date

For each loan in the Loan Sample, we have confirmed whether the original valuation date shown on the Sample Pool agreed to that shown on the original valuation report, nota simple, mortgage public deed or vendor VDR tapes. For the 7 loans we found with missing or incomplete data or documentation, we confirmed that the original valuation date shown on the Sample Pool agreed to that shown on the System. We found the original valuation date agreed to one of the above source documents, or to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.25	Property type

For each loan in the Loan Sample, we have confirmed whether the property type shown on the Sample Pool agreed to that shown on the original valuation report, mortgage public deed, nota simple or vendor VDR tapes. For the avoidance of doubt, where the vendor VDR tapes showed “Housing”, we confirmed the property type shown on the Sample Pool was “Apartment/Flat” or “House”. We found the property description agreed to the above source documents, except for 2 cases.

Deloitte reference	Description of exception
92	Sample Pool = Other, source documents = house
170	Sample Pool = Other, source documents = flat/residential

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.26	Senior Lien Amount (Euro)

For each loan in the Loan Sample, we have confirmed whether the senior lien amount shown on the Sample Pool agreed to that shown on the System. We found the senior lien amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.27	Borrower ID

For each loan in the Loan Sample, we have confirmed whether the borrower ID shown on the Sample Pool agreed to that shown on the System. We found the borrower ID agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.28	Syndicated Loan (Yes/No)

For each loan in the Loan Sample, we have confirmed whether the syndicated loan flag shown on the Sample Pool agreed to that shown on the System. We found the syndicated loan flag agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.29	Syndication Percentage

For each loan in the Loan Sample, we have confirmed whether the syndication percentage shown on the Sample Pool agreed to that shown on the System. We found the syndication percentage agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.	Agreed Upon Procedures – REOs

For each loan in the REO Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purpose of this report, the failure of a single attribute is termed an error.

2.1	Sub-status (REO) flag

For each loan in the REO Sample, we have confirmed whether the sub-status shown on the Sample Pool agreed to that shown on the System. We found the sub-status agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.2	Last 12 months received amount

For each loan in the REO Sample, we have confirmed whether the last 12 months received amount shown on the Sample Pool agreed to that shown on the System. We found the 12 months received amounts agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.3	Lien

For each loan in the REO Sample, we have confirmed the originator or Mortgage Lender held a charge over the property prior to REO status, as shown on the nota simple, Land Registry record or mortgage public deed. We found the originator or Mortgage Lender held a charge over the property as shown on the nota simple, Land Registry record or mortgage public deed, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.4	Underwritten valuation amount

For each loan in the REO Sample, we have confirmed whether the underwritten valuation amount shown on the Sample Pool agreed to that shown on the System. We found the underwritten valuation amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.5	Underwritten valuation date

For each loan in the REO Sample, we have confirmed whether the underwritten valuation date shown on the Sample Pool agreed to that shown on the System. We found the underwritten valuation date agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.6	Property Address

For each loan in the REO Sample, we have confirmed the property address shown on the Sample Pool agreed to that shown on the original valuation report, mortgage public deed, nota simple or vendor VDR tapes. We found each property address agreed to the above source documents, except for 7 cases.

Deloitte reference	Description of exception
178	Sample Pool does not match source documents
284	Sample Pool does not match source documents
305	Sample Pool does not match source documents
315	Sample Pool does not match source documents
323	Sample Pool does not match source documents
327	Sample Pool does not match source documents
356	Sample Pool does not match source documents

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

2.7	Original valuation amount (Euro)

For each loan in the REO Sample, we have confirmed whether the original valuation amount shown on the Sample Pool agreed to that shown on the original valuation report, valuation payment receipt, nota simple, mortgage public deed or vendor VDR tapes. In the case of the Tambo loan pool, we confirmed the original valuation amount shown on the Sample Pool agreed to the original loan balance shown on the nota simple. For the 3 loans we found with missing or incomplete data or documentation, we confirmed that the original valuation amount shown on the Sample Pool agreed to that shown on the System. We found the original valuation amount agreed to one of the above source documents, or for the Tambo loan pool to the original balance on the nota simple, or to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.8	Original valuation date

For each loan in the REO Sample, we have confirmed whether the original valuation date shown on the Sample Pool agreed to that shown on the original valuation report, nota simple, mortgage public deed or vendor VDR tapes. For the 11 loans we found with missing or incomplete data or documentation, we confirmed that the original valuation amount shown on the Sample Pool agreed to that shown on the System. We found the original valuation date agreed to one of the above source documents, or to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.9	Property type

For each loan in the REO Sample, we have confirmed whether the property type shown on the Sample Pool agreed to that shown on the original valuation report, mortgage public deed, nota simple or vendor VDR tapes. For the avoidance of doubt, where the vendor VDR tapes showed “Housing”, we confirmed the property type shown on the Sample Pool was “Apartment/Flat” or “House”. We found the property type agreed to the above source documents, except for 2 cases.

Deloitte reference	Description of exception
435	Sample Pool = industrial land, source documents = value not found
440	Sample Pool = residential, source documents = value not found

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.10	Senior Lien Amount (Euro)

For each loan in the REO Sample, we have confirmed whether the senior lien amount shown on the Sample Pool agreed to that shown on the System. We found the senior lien amount agreed to the System, without exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 24 February 2021, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Mortgage Lenders, the Arranger and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Mortgage Lenders, the Arranger and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP